Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio)

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated December 30, 2025

to the Prospectus

dated May 1, 2025, as supplemented (the “Prospectus”)

Effective September 30, 2025, Thomas Runkel no longer serves as a portfolio manager of the Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (the “Portfolio”).  Also, effective September 30, 2025, Albert Chan is added as a portfolio manager for the Portfolio.  Accordingly, effective September 30, 2025, all references to Mr. Runkel in the Prospectus are deleted in their entirety. Matt Quinlan, Amritha Kasturirangan, Nayan Sheth, Patrick Klein, Michael Salm and Tina Chou (with respect to the capital appreciation and income component) and Adam Schenck and Maria Schiopu (with respect to the managed risk portion) will continue to serve as portfolio managers for the Portfolio.

A.          The information under the heading “PORTFOLIO SUMMARY: Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio – Management” for the Portfolio is updated to include the following row below the row for Ms. Chou:

Albert Chan, CFA	Portfolio Manager for Franklin Templeton Fixed Income Group of Franklin Advisers	September 30, 2025

B.           Under the heading “MANAGEMENT – PORTFOLIO MANAGERS,” the following is added:

Albert Chan, CFA, Portfolio Manager for Franklin Templeton Fixed Income Group of Franklin Advisers

Mr. Chan is a portfolio manager and Head of Portfolio Construction for Franklin Templeton Fixed Income - Multi-Sector. Mr. Chan leads the team's efforts in researching market and macroeconomic data, building quantitative models, recommending broad sector positioning and portfolio construction ideas, and overseeing and monitoring portfolio implementation. He has been in the investment industry since he joined Putnam in 2002. Previously at Putnam, Mr. Chan served on the Investment-Grade Corporate, Global Term Structure, and High-Yield Corporate teams, including as an Analyst and a Portfolio Manager. Mr. Chan earned an M.S. in Financial Engineering from the University of California, Berkeley, and a B.S. in Computer Engineering from Simon Fraser University.

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1092_123025

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio)

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated December 30, 2025

to the Statement of Additional Information

dated May 1, 2025, as supplemented (the “SAI”)

Effective September 30, 2025 Thomas Runkel no longer serves as a portfolio manager of the Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (the “Portfolio”).  Also, effective September 30, 2025, Albert Chan is added as a portfolio manager for the Portfolio.  Accordingly, effective September 30, 2025 all references to Mr. Runkel in the SAI are deleted in their entirety.

A.            Under the heading “PORTFOLIO MANAGERS,” the second paragraph is deleted and replaced with the following:

Matt Quinlan, Amritha Kasturirangan and Nayan Sheth (with respect to the equity sleeve of the capital appreciation and income component) and Patrick Klein, Michael Salm, Tina Chou and Albert Chan (with respect to the fixed-income sleeve of the capital appreciation and income component) and Adam Schenck and Maria Schiopu (with respect to the managed risk portion) are portfolio managers of the Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

B.            The information under the heading “PORTFOLIO MANAGERS – Franklin Advisers,” is updated to include the following:

Franklin Advisers
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Albert Chan*
Registered Investment Cos.	18	$23.19 billion	0	N/A
Other Pooled Investment Vehicles	9	$2.12 billion	0	N/A
Other Accounts	36	$2.01 billion	1	$451.7 million

* Information as of September 30, 2025

C.            Under the heading “PORTFOLIO MANAGERS – Ownership of Securities,” the sentence is deleted and replaced with the following:

The portfolio managers, except Mr. Chan, did not own shares of the Portfolios they manage as of December 31, 2024. Mr. Chan did not own shares of the Portfolio he manages as of September 30, 2025.

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1093_123025